UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      P. SCHOENFELD ASSET MANAGEMENT LP

Address:   1350 Avenue of the Americas, 21st Floor
           New York, NY 10019


Form 13F File Number: 28-6394


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Dhananjay Pai
Title:  Chief Operating Officer
Phone:  (212) 649-9500

Signature,  Place,  and  Date  of  Signing:

/s/ Dhananjay Pai                  New York, New York                 5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              78

Form 13F Information Table Value Total:  $      995,233
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ---------- -------- --------------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
D AIRGAS INC                   COM              9363102       3139    47258 SH       SOLE                   47258      0    0
D ALBERTO CULVER CO NEW        COM              13078100      4692   125896 SH       SOLE                  125896      0    0
D ALPHA NATURAL RESOURCES INC  CALL             02076X902      130   201500 SH  CALL SOLE                  201500      0    0
D ALPHA NATURAL RESOURCES INC  COM              02076X102     5936   100000 SH       SOLE                  100000      0    0
D ATHEROS COMMUNICATIONS INC   COM              04743P108    34480   772051 SH       SOLE                  772051      0    0
D ATLAS PIPELINE PARTNERS LP   UNIT L P INT     49392103     12008   537512 SH       SOLE                   21280      0    0
D ATLAS PIPELINE PARTNERS LP   PUT              49392953         9   374300 SH  PUT  SOLE                  374300      0    0
D BECKMAN COULTER INC          COM              75811109     68229   821343 SH       SOLE                  821343      0    0
D BUCYRUS INTL INC NEW         COM              118759109    69047   755024 SH       SOLE                  755024      0    0
D BUCYRUS INTL INC NEW         CALL             118759909     1314   205300 SH  CALL SOLE                  205300      0    0
D CHARTER COMMUNICATIONS INC D CL A NEW         16117M305    12906   254916 SH       SOLE                  254916      0    0
D CORPORATE OFFICE PPTYS TR    SH BEN INT       22002T108     1807    50000 SH       SOLE                   50000      0    0
D CORRECTIONS CORP AMER NEW    COM NEW          22025Y407     1513    62000 SH       SOLE                   62000      0    0
D D R HORTON INC               COM              23331A109     1654   142000 SH       SOLE                  142000      0    0
D DIONEX CORP                  COM              254546104    20572   174264 SH       SOLE                  174264      0    0
D DOLLAR TREE INC              COM              256746108     5274    95000 SH       SOLE                   95000      0    0
D DRUGSTORE COM INC            COM              262241102      963   250000 SH       SOLE                  250000      0    0
D EMERGENCY MEDICAL SVCS CORP  CL A             29100P102    19179   301599 SH       SOLE                  301599      0    0
D ENTERTAINMENT PPTYS TR       CONV PFD 9% SR E 29380T600     3491   126354 SH       SOLE                  126354      0    0
D EQUINIX INC                  COM NEW          29444U502     4263    46800 SH       SOLE                   46800      0    0
D EQUITY LIFESTYLE PPTYS INC   COM              29472R108     7921   137400 SH       SOLE                  137400      0    0
D EXCO RESOURCES INC           COM              269279402     3670   177655 SH       SOLE                  177655      0    0
D FELCOR LODGING TR INC        PFD CV A $1.95   31430F200    11673   431233 SH       SOLE                  431133      0    0
D FRONTEER GOLD INC            COM              359032109     1489   101568 SH       SOLE                  101568      0    0
D GENERAL MTRS CO              PUT              37045V950     7834   416700 SH  PUT  SOLE                  416700      0    0
D GENZYME CORP                 COM              372917104    30732   403543 SH       SOLE                  403543      0    0
D GENZYME CORP                 CALL             372917904     1194   894600 SH  CALL SOLE                  894600      0    0
D GSI COMMERCE INC             COM              36238G102     7318   250000 SH       SOLE                  250000      0    0
D HEALTH CARE REIT INC         COM              42217K106    11719   223478 SH       SOLE                  223478      0    0
D HOME DEPOT INC               COM              437076102     2902    78300 SH       SOLE                   78300      0    0
D HOME PROPERTIES INC          COM              437306103     3124    53000 SH       SOLE                   53000      0    0
D IRON MTN INC                 COM              462846106     1874    60000 SH       SOLE                   60000      0    0
D ISTAR FINL INC               COM              45031U101    15242  1660298 SH       SOLE                 1660298      0    0
D KOHLS CORP                   COM              500255104     5410   102000 SH       SOLE                  102000      0    0
D L-1 IDENTITY SOLUTIONS INC   COM              50212A106    19713  1673389 SH       SOLE                 1673389      0    0
D LASALLE HOTEL PPTYS          COM SH BEN INT   517942108     1593    59000 SH       SOLE                   59000      0    0
D LAWSON SOFTWARE INC NEW      COM              52078P102     3025   250000 SH       SOLE                  250000      0    0
D LAWSON SOFTWARE INC NEW      CALL             52078P902      450   200000 SH  CALL SOLE                  200000      0    0
D LIBERTY MEDIA CORP           DEB 3.500% 1/1   530715AN1    15429 27000000 PRN      SOLE                27000000      0    0
D LIBERTY MEDIA CORP NEW       LIB STAR COM A   53071M708    24137   311048 SH       SOLE                  311048      0    0
D LORAL SPACE & COMMUNICATNS I COM              543881106     6963    89787 SH       SOLE                   89787      0    0
D LUBRIZOL CORP                COM              549271104    36067   269237 SH       SOLE                  269237      0    0
D MARSHALL & ILSLEY CORP NEW   COM              571837103    47903  5995358 SH       SOLE                 5995358      0    0
D MASSEY ENERGY COMPANY        COM              576206106    86467  1264871 SH       SOLE                 1264871      0    0
D MI DEVS INC                  CL A SUB VTG     55304X104     3315   114400 SH       SOLE                  114400      0    0
D MOBILE MINI INC              COM              60740F105     2247    93529 SH       SOLE                   93529      0    0
D MOTOROLA SOLUTIONS INC       COM NEW          620076307    25176   563353 SH       SOLE                  563353      0    0
D NATIONWIDE HEALTH PPTYS INC  COM              638620104     2178    51200 SH       SOLE                   51200      0    0
D NETFLIX INC                  CALL             64110L906     7004   138800 SH  CALL SOLE                  138800      0    0
D NETFLIX INC                  PUT              64110L956       75    15000 SH  PUT  SOLE                   15000      0    0
D NVR INC                      COM              62944T105      756     1000 SH       SOLE                    1000      0    0
D NYSE EURONEXT                CALL             629491901      599   410500 SH  CALL SOLE                  410500      0    0
D PACIFIC BIOSCIENCES CALIF IN COM              69404D108     4604   327653 SH       SOLE                  327653      0    0
D PRIDE INTL INC DEL           COM              74153Q102   109005  2537953 SH       SOLE                 2537953      0    0
D RADWARE LTD                  ORD              M81873107     3770   106376 SH       SOLE                  106376      0    0
D ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF T    780097713     4059   207101 SH       SOLE                  207101      0    0
D ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS Q   780097754     3474   193649 SH       SOLE                  193649      0    0
D ROYAL BK SCOTLAND GROUP PLC  ADR PREF SER N   780097770     3410   200469 SH       SOLE                  200469      0    0
D ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF M    780097796     6652   386524 SH       SOLE                  386524      0    0
D RYLAND GROUP INC             COM              783764103      572    36000 SH       SOLE                   36000      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ---------- -------- --------------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
D SARA LEE CORP                COM              803111103     8939   505858 SH       SOLE                  505858      0    0
D SAVIENT PHARMACEUTICALS INC  NOTE 4.750% 2/0  80517QAA8     4724  4000000 PRN      SOLE                 4000000      0    0
D SAVIENT PHARMACEUTICALS INC  COM              80517Q100    11600  1094369 SH       SOLE                 1094369      0    0
D SAVIENT PHARMACEUTICALS INC  PUT              80517Q950      108  1301300 SH  PUT  SOLE                 1301300      0    0
D SIMON PPTY GROUP INC NEW     COM              828806109    12532   116943 SH       SOLE                  116943      0    0
D SMURFIT-STONE CONTAINER CORP COM              83272A104    60419  1563233 SH       SOLE                 1563233      0    0
D SPDR S&P 500 ETF TR          PUT              78462F953     1032   175000 SH  PUT  SOLE                  175000      0    0
D STARWOOD HOTELS&RESORTS WRLD COM              85590A401     1918    33000 SH       SOLE                   33000      0    0
D SUNSTONE HOTEL INVS INC NEW  COM              867892101     1131   111000 SH       SOLE                  111000      0    0
D TALECRIS BIOTHERAPEUTICS HLD COM              874227101     9151   341437 SH       SOLE                  341437      0    0
D TENET HEALTHCARE CORP        COM              88033G100     7498  1006445 SH       SOLE                 1006445      0    0
D TEXTRON INC                  NOTE 4.500% 5/0  883203BN0    11756  5500000 PRN      SOLE                 5500000      0    0
D VERIGY LTD                   SHS              Y93691106    12762   905765 SH       SOLE                  905765      0    0
D VERINT SYS INC               COM              92343X100    11340   316419 SH       SOLE                  316419      0    0
D VODAFONE GROUP PLC NEW       SPONS ADR NEW    92857W209     5962   207382 SH       SOLE                  207382      0    0
D WALTER ENERGY INC            COM              93317Q105      860     6347 SH       SOLE                    6347      0    0
D YAHOO INC                    COM              984332106    31917  1913485 SH       SOLE                 1913485      0    0
D YAHOO INC                    PUT              984332956      233   251800 SH  PUT  SOLE                  251800      0    0